PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cost:
Property and equipment, gross		¥ 7,612,410	¥ 6,745,455
Less: Accumulated depreciation		(3,427,329)	(3,196,496)
Property and equipment net excluding construction in process		4,185,081	3,548,959
Construction in progress		277,867	161,509
Property and equipment, net	$ 658,320	4,462,948	3,710,468
Buildings
Cost:
Property and equipment, gross		255,646	255,646
Leasehold improvements
Cost:
Property and equipment, gross		6,319,366	5,563,815
Furniture, fixtures and equipment
Cost:
Property and equipment, gross		1,036,578	925,174
Motor vehicles
Cost:
Property and equipment, gross		¥ 820	¥ 820